Income tax - Effect of the tax holiday (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income tax
Effect of tax holiday	¥ 39,445	¥ 44,557
Net income per ordinary share-Basic	¥ 0.1	¥ 0.11
Net income per ordinary share-Diluted	¥ 0.09	¥ 0.11